RESEARCH AND LICENSE AGREEMENT (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2011	Jan. 31, 2011	Dec. 24, 2009	Mar. 31, 2013	Dec. 31, 2009
Research License Agreement Expenses Paid			$ 400		$ 400
Research License Payments Made As Per Settlement Agreement	5
Shares Granted As Per Research And License Agreement					1,120,000
Selling Of Shares Term					185 days
Number Of Shares Sold By Purchaser As Permitted By Settlement Agreement		167,530
Proceeds From Shares Issued					Company would pay to Ramot the difference between the proceeds that Ramot has received from sales of the shares up to such date together with the September Payment (if any) that has been transferred to Ramot up to such date, and $240.
Proceeds From Shares Sold By Purchaser As Permitted By Settlement Agreement		35
Value Of Shares Granted To Purchaser As Per Research and License Agreement		235
Obligation Amount To Fund Extended Research Period			1,140		1,140
Research and Development Expenses Reversed					760
Stock Based Compensation Related To Shares Granted Under Research License Agreement					51
Research License Interest Rate					32
Percentage Of Royalty Covered By Valid Claim Or Orphan Drug Status				5.00%
Percentage Of Royalty Not Covered By Valid Claim Or Orphan Drug Status				3.00%
Percentage Of Royalty Expiration Not Covered By Valid Claim Or Orphan Drug Status				15 years
Initial Research Period [Member]
Research License Liability			240
Extended Research Period [Member]
Research License Liability			$ 380